Management Compensation Plans (Schedule of Black-Scholes Option Pricing Method Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.78%	0.81%	1.27%
Estimated life in years	4 years 7 months 3 days	4 years 9 months	5 years 8 months 20 days
Dividend yield	0.70%	0.60%	0.59%
Volatility	50.31%	45.00%	51.75%